Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2018
Deferred Charges, Net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey
Costs
As of January 1, 2016	$4,751
Additions	8,976
Amortization	(5,528)
As of December 31, 2016	$8,199
Additions	7,511
Amortization	(6,748)
As of December 31, 2017	$8,962
Additions	13,306
Amortization	(9,237)
As of December 31, 2018	$13,031